Leases - Lease costs (Details) - Mariadb Corporation Ab - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Leases.
Operating lease costs	$ 653	$ 715
Short term lease costs	18	31
Variable lease costs	55	20
Total lease cost	726	766
Research and development expenses
Leases.
Total lease cost	29	116
Sales and marketing expenses
Leases.
Total lease cost	3	7
General and administrative expenses
Leases.
Total lease cost	$ 694	$ 643